Shareholder Fees {- Floating Rate High Income Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP Floating Rate High Income Portfolio Investor PRO-09 | Floating Rate High Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)